As filed with the Securities and Exchange Commission on November 30, 1998
                                                             File Nos. 333-25803
                                                                       811-08189


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 3

                     Fleming Capital Mutual Fund Group, Inc.
             (Exact Name of Registrant as Specified in its Charter)

                                 320 Park Avenue
                            New York, New York 10022
                     (Address of Principal Executive Office)

                                 (212) 508-3900
              (Registrant's Telephone Number, Including Area Code)

                               Steven J. Paggioli
                     Investment Company Administration, LLC
                              479 West 22nd Street
                            New York, New York 10011
                     (Name and Address of Agent for Service)

                            -------------------------

                  Approximate Date of Proposed Public Offering:
             As soon as practicable after the effective date hereof.

               It is proposed that this filing will become effective:
          [ ]  immediately upon filing pursuant to Rule 485(b)
          [X]  on November 30, 1998, pursuant to Rule 485(b)
          [ ]  60 days after filing pursuant to Rule 485(a)
          [ ]  on _______________, pursuant to Rule 485(a)


                     Please Send Copy of Communications to:

                            Richard F. Jackson, Esq.
                           Morgan, Lewis & Bockius LLP
                               1800 M. Street, NW
                              Washington, DC 20036
                                 (202) 467-7386

                     Fleming Capital Mutual Fund Group, Inc.

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement

         Cross-Reference sheets for Fleming Capital Mutual Fund Group, Inc.

         PART A
         Combined Prospectus for Fleming Capital Mutual Fund Group, Inc.

                  Fleming Fund
                  Fleming Fledgling Fund



         PART B
         Combined Statement of Additional Information for Fleming Capital Mutual Fund Group, Inc.

                  Fleming Fund
                  Fleming Fledgling Fund


         PART C
                  Other Information
                  Signature Page
                  Exhibits

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.

                             CROSS REFERENCE SHEETS

                                    FORM N-1A

                   PART A: INFORMATION REQUIRED IN PROSPECTUS
        (COMBINED PROSPECTUS FOR FLEMING CAPITAL MUTUAL FUND GROUP, INC.)
                                  Fleming Fund
                             Fleming Fledgling Fund


                                        LOCATION IN THE
N-1A                                    REGISTRATION STATEMENT
ITEM NO.    ITEM                        BY HEADING
--------    ----                        ----------------------

1.          Cover Page                  Cover Page

2.          Synopsis Summary;           Expense Summary

3.          Condensed Financial         *
            Information

4.          General Description         The    Corporation   and   the   Funds;
            of Registrant               Investment    Objectives;    Investment
                                        Policies;   Risk  Factors;   Investment
                                        Limitations;  General Information - The
                                        Corporation;  Description  of Permitted
                                        Investments & Risk Factors

5.          Management of               The  Adviser;  The  Administrator;  The
            the Fund                    Transfer   Agent;    The   Distributor;
                                        Portfolio     Transactions;     Expense
                                        Summary;    General    Information    -
                                        Directors of the Corporation

5A.         Management's Discussion     *
            of Fund Performance

6.          Capital Stock and           General  Information  - Voting  Rights;
            Other Securities            General    Information     -Shareholder
                                        Inquiries;    General   Information   -
                                        Dividends  and  Distributions;   Taxes;
                                        General Information - Beneficial Owners

7.          Purchase of Securities      Purchase and Redemption of Shares
            Being Offered

8.          Redemption or               Purchase and Redemption of Shares
            Repurchase

9.          Pending Legal               *
            Proceedings

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
            (COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR FLEMING
                         CAPITAL MUTUAL FUND GROUP, INC)
                                  Fleming Fund
                             Fleming Fledgling Fund


                                        LOCATION IN THE
N-1A                                    REGISTRATION STATEMENT
ITEM NO.    ITEM                        BY HEADING
--------    ----                        ----------------------

10.         Cover Page                  Cover Page

11.         Table of Contents           Table of Contents

12.         General Informatin          *
            and History

13.         Investment Objectives       Investment   Objectives   (Prospectus);
            and Policies                Investment    Policies    (Prospectus);
                                        Investment Limitations;  Description of
                                        Permitted Investments

14.         Management of the           General  Information - Directors of the
            Fund                        Corporation (Prospectus); Directors and
                                        Officers of the Corporation

15.         Control Persons and         Directors and Officers of the
            Principal Holders of        Corporation
            Securities

16.         Investment Advisory         The Adviser  (Prospectus  and Statement
            and Other Services          of   Additional    Information);    The
                                        Administrator (Prospectus and Statement
                                        Additional      Information);       The
                                        Distributor  (Prospectus  and Statement
                                        Additional  Information);  The Transfer
                                        Agent (Prospectus); General Information
                                        -  Counsel  and  Independent   Auditors
                                        (Prospectus);    General    Information
                                        Custodian (Prospectus)

17.         Brokerage Allocation        Portfolio Transactions (Prospectus);
                                        Portfolio Transactions

18.         Capital Stock and           Description of Shares
            Other Securities

19.         Purchase, Redemption        Purchases  and   Redemption  of  Shares
            and Pricing of              (Prospectus);  Purchases and Redemption
            Securities Being            of Shares;  Determination  of Shares of
            Offered                     Net Asset Value

20.         Tax Status                  Taxes (Prospectus); Taxes

21.         Underwriters                The Distributor

22.         Calculation of              Computation of Yield and Total Return
            Performance Data

23.         Financial Statements        Financial Information

As filed with the Securities and Exchange Commission on November 24, 1998
                                                      Registration No: 333-25803
                                                              File No: 811-08189
================================================================================






        -----------------------------------------------------------------

                                     PART A

                               COMBINED PROSPECTUS

                     Fleming Capital Mutual Fund Group, Inc.

                                  Fleming Fund
                             Fleming Fledgling Fund

        -----------------------------------------------------------------






================================================================================

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.


                               Investment Adviser:
                              ROBERT FLEMING, INC.

The Fleming Capital Mutual Fund Group, Inc. (the "Corporation") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual funds (each a "Fund" and, together, the "Funds"), each of which is a separate series of the Corporation:


                                  FLEMING FUND
                             FLEMING FLEDGLING FUND

This Prospectus concisely sets forth the information about the Corporation and the Funds that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated November 30, 1998 has been filed with the Securities and Exchange Commission, and is available without charge by calling 1-800-264-0592. The Statement of Additional Information is incorporated into this Prospectus by reference.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



November 30, 1998

                                TABLE OF CONTENTS


SUMMARY........................................................................3

EXPENSE SUMMARY................................................................5

THE CORPORATION AND THE FUNDS..................................................6

INVESTMENT OBJECTIVES..........................................................6

INVESTMENT POLICIES............................................................6

RISK FACTORS...................................................................7

INVESTMENT LIMITATIONS.........................................................9

THE ADVISER....................................................................9

THE DISTRIBUTOR...............................................................10

THE ADMINISTRATOR.............................................................11

THE TRANSFER AGENT............................................................11

PORTFOLIO TRANSACTIONS........................................................11

PURCHASE AND REDEMPTION OF SHARES.............................................12

PERFORMANCE...................................................................17

TAXES.........................................................................18

GENERAL INFORMATION...........................................................20

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.........................23

FINANCIAL HIGHLIGHTS..........................................................28

                                     SUMMARY

The following provides basic information about the Fleming Fund (the "Fleming Fund") and Fleming Fledgling Fund (the "Fledgling Fund") (each a "Fund" and, collectively, the "Funds"). The Funds are the two mutual funds comprising the Fleming Capital Mutual Fund Group, Inc. (the "Corporation") and are advised by Robert Fleming, Inc. (the "Adviser"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What is each Fund's investment objective and primary policies? The Fleming Fund seeks growth from capital appreciation. It invests primarily in a diversified portfolio of common stock and preferred stock of issuers the Adviser believes have above average growth potential.

The Fledgling Fund seeks growth through capital appreciation. It invests primarily in a diversified portfolio of common stock and preferred stock of issuers with market capitalizations of not more than $3.0 billion that are quoted on a stock exchange or traded on an over-the-counter market (OTC) that the Adviser believes offer strong earnings growth potential.

What are the risks involved with investing in the Funds? The investment policies of each Fund entail certain risks and considerations of which investors should be aware. Each Fund invests in securities that fluctuate in value, and investors should expect each Fund's net asset value per share to fluctuate in value. The value of equity securities may be affected by the financial markets as well as by developments impacting specific issuers. The Funds may enter into futures and options transactions and may purchase zero coupon securities. Investments in these instruments involve certain other risks.

For more information about each Fund, see "Investment Objectives," "Investment Policies," "Risk Factors," and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? Robert Fleming, Inc. serves as the investment adviser to each Fund. See "Expense Summary" and "The Adviser."

WHO  IS  THE  ADMINISTRATOR?   Investment  Company   Administration,   LLC  (the
"Administrator") serves as the administrator for the Funds. See "Expense Summary" and "The Administrator."

WHO IS THE DISTRIBUTOR? First Fund Distributors, Inc. (the "Distributor") serves as the distributor of the Funds' shares. See "The Distributor."

WHO IS THE TRANSFER AGENT? Countrywide Fund Services, Inc. serves as the transfer agent and dividend disbursing agent for the Corporation. See "The Transfer Agent."

IS THERE A SALES LOAD? No, shares of each Fund are offered on a no-load basis.

IS THERE A MINIMUM INVESTMENT? The Funds require a minimum initial investment for each Fund of $1,000,000, which the Adviser may waive at its discretion.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the order and payment, by check or in readily available funds, prior to the close of the New York Stock Exchange ("NYSE"), (currently 4:00 p.m. Eastern time). Redemption orders received by the Transfer Agent prior the close of the NYSE on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

HOW ARE DISTRIBUTIONS PAID? Each Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to receive the payment in cash. See "Dividends and Distributions."

                                 EXPENSE SUMMARY


This table is designed to help a shareholder understand the costs of investing in the Funds.

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases                               None
Sales Load Imposed on Reinvested Dividend                     None
Deferred Sales Load                                           None
Redemption Fees                                               None
Exchange Fees                                                 None

ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)

                                                FLEMING FUND      FLEDGLING FUND
                                                ------------      --------------
Advisory Fees                                       .90%               1.00%
12b-1 Fees                                          None                None
Other Expenses (after reimbursements)(*)            .35%                .35%
                                                   -----               -----
Total Fund Operating Expenses (after
   fee waivers or reimbursements)(*)               1.25%               1.35%
                                                   -----               -----
(*)Although not required to do so, the Adviser has agreed to waive its advisory fee or reimburse expenses to each Fund to the extent necessary so that the ratio of total operating expenses to average net assets will not exceed 1.25% and 1.35% for the Fleming Fund and Fledgling Fund, respectively. The Adviser reserves the right to terminate the waivers or discontinue reimbursements at any time in its sole discretion.

Absent fee waivers and expense reimbursements, "Other Expenses" and "Total Fund Operating Expenses" would have been 6.82% and 7.72% for the Fleming Fund for the period from November 13, 1997 through September 30, 1998. In addition, the Fledgling Fund expenses would have been 12.84% and 13.84% for the period November 14, 1997 through September 30, 1998.

EXAMPLE
   You would pay the following expenses
   on a $1,000 investment in a Fund assuming
   (1) a 5% annual return and (2)redemption at the end of each time period.

                          1 year     3 years     5 years     10 years
                          ------     -------     -------     --------
   Fleming Fund             $13        $40         $69         $151
   Fledgling Fund           $14        $43         $74         $162

THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES OF EACH FUND AFTER WAIVERS AND REIMBURSEMENTS, IF ANY, AS SHOWN IN THE EXPENSE TABLE. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Funds. Additional information may be found under "The Adviser" and "The Administrator."

                          THE CORPORATION AND THE FUNDS

Fleming Capital Mutual Fund Group, Inc. (the "Corporation") offers shares in two separately-managed mutual funds, each of which is a separate series of the
Corporation. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Corporation's Fleming Fund (the "Fleming Fund") and Fleming Fledgling Fund (the "Fledgling Fund") (each a "Fund" and, together, the "Funds").


                              INVESTMENT OBJECTIVES

Fleming Fund -- The Fleming Fund seeks growth from capital appreciation.

Fledgling Fund -- The Fledgling Fund seeks growth through capital appreciation.

There can be no assurance that any Fund will achieve its investment objective.


                               INVESTMENT POLICIES

FLEMING FUND

The Fleming Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a diversified portfolio of common stocks and preferred stock of issuers that the Adviser believes have above average growth potential. Any remaining assets may be invested in ADRs, warrants and rights, securities convertible into common stock, debt securities, other investment companies. The Fund only will purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

FLEDGLING FUND

The Fledgling Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a diversified portfolio of common stocks of issuers with market capitalizations of not more than $3.0 billion that the Adviser believes have strong earnings growth potential. The Fund may invest in warrants and rights to purchase common stocks, securities convertible into common stock, debt securities, other investment companies, and ADRs. The Fund only will purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

ALL FUNDS

Each Fund may purchase securities on a when-issued basis.

Each Fund may enter into futures and options transactions.

Each Fund may invest up to 15% of its net assets in illiquid securities.

Each Fund may purchase convertible securities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including certain U.S. Government and U.S. Treasury securities, bank obligations, commercial paper and other short-term debt securities rated at the time of purchase in the top two categories by a nationally recognized statistical rating organization, and repurchase agreements involving the foregoing securities), shares of money market investment companies and cash.

For a further description of these types of instruments see "Description of Permitted Investments and Risk Factors."

                                  RISK FACTORS

EQUITY SECURITIES - Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of that Fund to fluctuate. An investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

The Fledgling Fund invests to a significant degree in equity securities of smaller companies. The Fleming Fund may invest in the securities of small and medium capitalization companies. Any investment in smaller or medium capitalization companies involves greater risk than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and, if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Thus, the securities of smaller-sized companies are likely to be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

Portfolio Turnover - Under normal circumstances, the portfolio turnover rate for each Fund is not expected to exceed 75%. See "Taxes."

Year 2000 Disclosure Statement - Like other mutual funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by it, the Advisor and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data after January 1, 2000. This is commonly known as the "Year 2000 issue." The Corporation and Advisor are taking steps that are reasonably designed to address the Year 2000 issue with respect to the computer systems they use and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds.

In addition, it is possible that the securities markets in which the Funds invest may be detrimentally affected by computer ailures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues.

Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Remediation costs will affect the earnings of individual issuers, which could have an adverse affect on the Funds' investments.

                             INVESTMENT LIMITATIONS

The investment objective of each Fund and certain of the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of that Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of that Fund's outstanding shares.

1. No Fund may (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of each Fund's total assets.

2. No Fund may purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

The foregoing percentages will apply at the time of the purchase of a security.

                                   THE ADVISER

Robert Fleming, Inc. is a professional investment management firm and broker-dealer founded in 1968. The Adviser is an indirect, wholly-owned subsidiary of Robert Fleming Holdings, a merchant bank based in London. As of September 30, 1998 , the Adviser had discretionary management authority with respect to approximately $3.6 billion of assets. The Adviser has, since 1984, provided investment advisory and subadvisory services to foreign investment companies and other clients investing in securities in the U.S. The principal business address of the Adviser is 320 Park Avenue, New York, New York 10022.

The Adviser serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Board of Directors (the "Board") of the Corporation.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .90% of the average daily net assets of the Fleming Fund and 1.00% of those of the Fledgling Fund. Although not required to do so, the Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Fleming and Fledgling Funds in order to limit their total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.25% and 1.35%, respectively. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Fleming Fund. Mr. Simon has worked with various affiliates of the Adviser since 1980 and is currently a Director of Robert Fleming, Inc. Mr. Simon is head of the Adviser's Large Cap Investment Team.

Christopher Mark Vyvyan Jones, serves as portfolio manager to the Fledgling Fund. Mr. Jones has worked with various affiliates of the Adviser since 1982 and is currently a Director of Robert Fleming, Inc. Mr. Jones is head of the Adviser's Fledgling Investment Team.

                                 THE DISTRIBUTOR

First Fund Distributors, Inc. (the "Distributor"), 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018, an affiliate of the Administrator, acts as the Corporation's distributor pursuant to a distribution agreement (the "Distribution Agreement"). The Distribution Agreement provides the Distributor with the right to distribute shares of Funds through other broker-dealers or financial institutions with whom the Distributor has entered into selected broker agreements.

                                THE ADMINISTRATOR

Investment Company Administration LLC (the "Administrator"), 2020 E. Financial Way, Suite 100, Glendora, California 91741, an affiliate of the Distributor, provides the Corporation with administrative services.

The Administrator, pursuant to an administration agreement with the Corporation, supervises the overall administration of the Funds including, among other responsibilities, the preparation and filing of all documents required for compliance by the Corporation or the Funds with applicable laws and regulations, arranging for the maintenance of books and records of the Corporation and the Funds, and supervision of other organizations that provide services to the Corporation and the Funds. Certain officers of the Corporation may be provided by the Administrator. Under the terms of the agreement, each Fund will pay the Administrator an annual fee of 0.10% of the first $200 million of average daily net assets, 0.05% of the next $300 million, and 0.03% of assets over $500 million, payable monthly and subject to an annual minimum of $40,000.

                               THE TRANSFER AGENT

Countrywide Fund Services, Inc. (the "Transfer Agent"), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, serves as the transfer agent and dividend disbursing agent for the Corporation under a transfer agency agreement with the Corporation.

                             PORTFOLIO TRANSACTIONS

Each Fund may execute brokerage or other agency transactions through the Adviser or its affiliates for which the Adviser or its affiliates may receive usual and customary compensation. The Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for a Fund and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. The Adviser is not in the practice of allocating brokerage or principal business on the basis of sales of the Funds' shares which may be made through intermediary brokers or dealers. However, the Adviser may place Fund orders with qualified broker-dealers who recommend a Fund or who act as agents in the purchase of shares of a Fund for their clients.

                        PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). Investors may purchase and redeem shares of each Fund directly through the Transfer Agent at: Countrywide Fund Services, Inc., 312 Walnut Street, 21st Floor, Cincinnati, Ohio, 45202, by mail or wire transfer. Purchases and redemptions of shares of the Fund may be made on any Business Day. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail.

The minimum initial investment in each Fund is $1,000,000, and subsequent purchases must be at least $10,000. The Adviser may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. Employees of the Adviser and certain of its affiliates may invest in the Funds subject to certain conditions, including a lower minimum investment, established by the Adviser.

Certain brokers assist their clients in the purchase or redemption of shares and charge a fee for this service in addition to a Fund's public offering price.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft for $1,000,000 or more, together with a completed Account Application to: Fleming Capital Mutual Fund Group, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. When purchases are made by check (including certified or cashier's checks), redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

Fleming Capital Mutual Fund Group, Inc.
Star Bank
ABA #042000013
Credit Fleming 4864-84413
FFC:  Shareholder's Name:_____________________________
      Shareholder's Account No.:______________________

The shareholder's name and account number must be specified in the wire.

INITIAL PURCHASES: Before making an initial investment by wire, an investor must first telephone 1-800-264-0592 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: Fleming Capital Mutual Fund Group, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

PURCHASING WITH SECURITIES

Shares may be purchased by tendering payment in kind in the form of marketable securities, including, but not limited to, shares of common stock and debt securities, provided the acquisition of such securities is consistent with the Funds' investment objective and otherwise acceptable to the Adviser.

PURCHASING BY RETIREMENT PLAN AND INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Shares of the Funds are available for purchase by any retirement plan, including 401(k) plans, profit sharing plans, and IRAs. The minimum initial investment in each Fund is $1,000,000, and subsequent purchases must be at least $10,000. The Adviser may waive the minimums at its discretion.

AUTOMATIC INVESTMENT PLAN ("AIP")

A shareholder or prospective shareholder may arrange for periodic investments in a Fund through automatic deductions by ACH from a checking account by completing the appropriate section on the application. The minimum initial investment amount for AIPs is $1,000,000, and the minimum pre-authorized investment amount is $1,000 per month per account. To participate in the AIP, complete the appropriate section on the account application form.

GENERAL INFORMATION REGARDING PURCHASES

A purchase request will be effective as of the day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the purchase request in good order and payment before the close of the NYSE. A purchase request is in good order if it is complete and accompanied by the appropriate documentation, including an Account Application and any additional documentation required. Purchase requests in good order received after the close of the NYSE, will be effective the next Business Day. Payment may be made by check or readily available funds. The purchase price of shares of any Fund is that Fund's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of each Fund calculated to three decimal places.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Corporation reserves the right to reject a purchase order when the Corporation determines that it is not in the best interest of the Corporation or its shareholders to accept such order.

EXCHANGES

Shareholders of each Fund may exchange their shares for shares of the other Fund if it is then offering its shares to the public. Exchanges are made at net asset value. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Fund before any exchange will be effected. If the Transfer Agent (or its authorized agent) receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by the close of the NYSE, on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Corporation reserves the right to modify or terminate this exchange offer on 60 days' notice.

REDEMPTIONS

Shareholders may request redemptions from a Fund either by mail, by writing Fleming Capital Mutual Fund Group, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by calling 1-800-264-0592.

The Transfer Agent may require that the signatures on the written request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, certain credit unions, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for not more than $25,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at his or her address of record. The Corporation and the Transfer Agent reserve the right to amend these requirements without notice. Provided the telephone redemption option has been authorized by the shareholder on the account registration form, a redemption of shares may be requested by calling 1-800-264-0592 and requesting that the proceeds be mailed to the primary registration address or wired per the authorized instructions designated on the shareholder's account registration form. Shareholders may not close their accounts by telephone.

Redemption requests in good order received by the Transfer Agent (or its authorized agent) prior to the close of the NYSE on any Business Day will be effective that day. To redeem shares of the Fund, shareholders must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the close of the NYSE, on any Business Day. The redemption price of shares of any Fund is the net asset value per share of that Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer. There is no charge for having a check for redemption proceeds mailed. Shareholders cannot redeem shares of a Fund by Federal Reserve wire on Federal holidays restricting wire transfers.

If the Board determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash in conformity with the applicable rules of the Securities and Exchange Commission. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.

Neither the Corporation nor the Transfer Agent will be responsible for the authenticity of instructions received by telephone if they reasonably believe those instructions to be genuine. The Corporation and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include the taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

SYSTEMATIC WITHDRAWAL PLAN

The Corporation offers a Systematic Withdrawal Plan ("SWP") which may be utilized by shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $1,000,000 or more. Shareholders may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual, or annual basis. Automatic withdrawals are normally processed on the last day of the applicable month or, if such day is not a business day, on the previous business day, and are paid promptly thereafter. To arrange a SWP, complete the appropriate section on the account application form. Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending upon the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

SHARE PRICE

Shares of a Fund are purchased at the net asset value after an order in proper form is received by the Transfer Agent. An order in proper form must include all correct and complete information, documents and signatures required to process your purchase, as well as a check or bank wire payment properly drawn and collectable. Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union. The net asset value per share is determined as of the close of trading of the New York Stock Exchange on each day the Exchange is open for normal trading. Orders received before 4:00 p.m., Eastern time on a day when the Exchange is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day. The Distributor reserves the right to reject any purchase order.

NET ASSET VALUE

The net asset value of each Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange is open for trading (a "Business Day"). The net asset value per share of each Fund is the value of the Fund's assets, less its liabilities, divided by the number of outstanding shares of the Fund. Each Fund values its investments on the basis of the market value of its securities. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Adviser in accordance with procedures approved by the Board determines that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued. This eliminates the costly problem of lost or destroyed certificates.

                                   PERFORMANCE

From time to time, each Fund may advertise its total return and yield. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future returns or yields.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. A Fund may periodically compare its performance to that of other mutual funds as reported by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may also quote the Frank Russell Company or Wilshire Associates consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance-related attributes of a Fund's portfolio. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes. Further information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS:

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Corporation's other portfolios. Each Fund intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS:

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; however, such distributions which do qualify for the dividends-received deduction may be subject to the corporate alternative minimum tax. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. Each Fund will mail annual notices to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by a Fund are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current income the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 in the year declared, if paid by the Fund at any time during the following January. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Each sale, exchange or redemption of a Fund's shares is a taxable event to the shareholder.

                               GENERAL INFORMATION

THE CORPORATION

The Corporation, an open-end management investment company, was organized as a Maryland corporation on August 19, 1997. The Articles of Incorporation permits the Corporation to offer 100 million shares of common stock, with $.001 par value per share. Pursuant to the Corporation's Articles of Incorporation, the Board may increase the number of shares that the Corporation is authorized to issue without the approval of the Corporation's shareholders. The Board has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series, and to classify or reclassify any unissued shares with respect to such class or series. The shares of common stock are currently classified into two series: the Fleming Fund and the Fleming Fledgling Fund.

The shares of the Funds, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Funds have non-cumulative rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of either of the

Funds may be presumed to "control" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) that Fund. Under Maryland law, the Corporation is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

The Corporation bears the costs of its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

DIRECTORS OF THE CORPORATION

The management and affairs of the Corporation are supervised by the Directors under the laws of the State of Maryland. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Corporation.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund will vote separately on matters pertaining solely to that Fund. As a Maryland corporation, the Corporation is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Corporation and for the election of Directors under certain circumstances.

REPORTING

The Corporation will issue unaudited financial information semiannually and audited financial statements annually for each Fund. The Corporation also may furnish periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Fleming Capital Mutual Fund Group, Inc., 320 Park Avenue, 11th Floor, New York, NY 10022, or by calling the Transfer Agent at 1-800-264-0592. Purchases, exchanges and redemptions of shares should be made through the Transfer Agent by calling 1-800-264-0592.

DIVIDENDS AND DISTRIBUTIONS

The Fleming Fund and Fledgling Fund intend to pay dividends annually. Each Fund makes distributions of its net capital gains, if any, at least annually. The Board may determine to declare dividends and make distributions more frequently. Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer. Dividends and other distributions of each Fund are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

BENEFICIAL OWNERS

As of November 30, 1998, Robert Fleming, Inc., owned a controlling interest (as that term is defined in the 1940 Act) of each Fund.

COUNSEL AND INDEPENDENT AUDITORS

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C 20036-5869, serves as counsel to the Corporation. Ernst & Young LLP, 787 Seventh Avenue, New York, NY 10019, serves as the independent auditors for the Corporation.

CUSTODIAN

Star Bank, N.A. (the "Custodian") serves as the custodian of the Corporation. The Custodian holds cash, securities and other assets of the Corporation as required by the 1940 Act.

              DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted  investments  for one or more of the
Funds:

AMERICAN DEPOSITARY RECEIPTS ("ADRs") - ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed-income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

FUTURES AND OPTIONS ON FUTURES - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Corporation's Custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions
(excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

There are risks associated with these activities, including the following: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interests rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; (v) losses from investing in futures is potentially unlimited; and (vi) government regulations may restrict trading in futures contracts and options on futures.

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

MONEY MARKET INSTRUMENTS - Money market instruments are high-quality, dollar-denominated, short-term debt securities. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

OPTIONS - A Fund may purchase or write options on securities or indices. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options that a Fund writes must be covered. When a Fund writes an option, it will establish a segregated account containing cash or liquid securities with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act. The Funds will enter into repurchase agreements with banks and other financial institutions deemed creditworthy under procedures adopted by the Board.

U.S. GOVERNMENT AGENCY OBLIGATIONS - Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES - Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS - Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

WARRANTS - Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement.

ZERO COUPON SECURITIES - Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

                              FINANCIAL HIGHLIGHTS

The following information has been audited by Ernst & Young LLP, independent auditors whose unqualified report covering the periods ended September 30, 1998 is incorporated by reference herein and appears in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes thereto, which appear in the annual report. Further information about the Funds' performance is included in the annual report, which may be obtained without charge by writing to the address or calling the telephone number listed on the Prospectus cover page.

For a share outstanding through the period:

                                     Fleming Fund       Fleming Fledgling Fund
                                   November 13, 1997*      November 14, 1997*
                                 to September 30, 1998    to September 30, 1998
                                 ---------------------    ---------------------
Net Asset Value, Beginning of
  Period                                $10.00                   $10.00
                                 -----------------------------------------------
Income from Investment
  Operations
Net Investment Income                     0.11                     0.08
Net Realized and Unrealized
  Gains (Losses)on Investments            0.54                    (0.59)
                                 -----------------------------------------------
Total from Investment Operations          0.65                    (0.51)
                                 -----------------------------------------------
Less Distributions:
Dividends from net investment
  Income                                 (0.03)                   (0.02)
                                 -----------------------------------------------
Net Asset Value, End of Period          $10.62                    $9.47
                                 ===============================================
Total Return#                             6.50%                   (5.15%)
Net Assets at End of Period
  (`000's)                              $2,873                   $1,107
Ratios of Expenses to Average
  Net Assets; Before Expense
  Reimbursement^                          7.72%                   13.84%
After Expense Reimbursement^              1.25%                    1.35%
Ratio of Net  Investment  Income
  (Loss) to Average^ Net Assets
  (Net of Expense Reimbursement)          0.73%                   (0.30%)
Portfolio Turnover Rate#                 73.34%                   35.47%

* Commencement of operations
# Not annualized
^ Annualized

Corporation:
FLEMING CAPITAL MUTUAL FUND GROUP, INC.


Funds:
FLEMING FUND
FLEMING FLEDGLING FUND


Adviser:
ROBERT FLEMING, INC.


Distributor:
FIRST FUND DISTRIBUTORS, INC.

Administrator:
INVESTMENT COMPANY ADMINISTRATION LLC


Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP


Independent Auditors:
ERNST & YOUNG LLP

As filed with the Securities and Exchange Commission on November 24, 1998
                                                      Registration No: 333-25803
                                                              File No: 811-08189
================================================================================







            --------------------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                     Fleming Capital Mutual Fund Group, Inc.

                                  Fleming Fund
                             Fleming Fledgling Fund

          ------------------------------------------------------------







================================================================================

               Corporation:
                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.

                                     Funds:
                                  FLEMING FUND
                             FLEMING FLEDGLING FUND

                               Investment Adviser:
                              ROBERT FLEMING, INC.


This Statement of Additional Information is not a prospectus and relates only to the Fleming Fund and Fleming Fledgling Fund . It is intended to provide additional information regarding the activities and operations of the Fleming Capital Mutual Fund Group, Inc. (the "Corporation") and should be read in conjunction with the Funds' Prospectus dated November 30, 1998 . The Prospectus may be obtained without charge by calling 1-800-264-0592.


                                TABLE OF CONTENTS

THE CORPORATION................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS...........................................2
INVESTMENT LIMITATIONS.........................................................8
THE ADVISER...................................................................10
THE ADMINISTRATOR.............................................................11
THE DISTRIBUTOR...............................................................12
DIRECTORS AND OFFICERS OF THE CORPORATION.....................................13
COMPUTATION OF YIELD AND TOTAL RETURN.........................................15
PURCHASE AND REDEMPTION OF SHARES.............................................16
DETERMINATION OF NET ASSET VALUE..............................................16
TAXES.........................................................................17
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................18
LIMITATION OF DIRECTORS'LIABILITY.............................................21
APPENDIX......................................................................22

THE CORPORATION

This Statement of Additional Information relates only to the Fleming Fund (the "Fleming Fund") and Fleming Fledgling Fund (the "Fledgling Fund") (each a "Fund" and, together, the "Funds"). Each Fund is a separate series of the Fleming Capital Mutual Fund Group, Inc. (the "Corporation"), a diversified, open-end management investment company established as a Maryland corporation under its Articles of Incorporation dated August 19, 1997. The Articles of Incorporation permits the Corporation to offer separate series ("portfolios") of shares of common stock ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." Capitalized terms not defined herein are defined in the Prospectus offering shares of the Funds.

DESCRIPTION OF PERMITTED INVESTMENTS

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions
(excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

INVESTMENT COMPANY SHARES


Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."


OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.


A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REITS


A Fund may invest in common stocks or other securities issued by Real Estate Investment Trusts ("REITs"). REITs invest their capital primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in a Fund that invests in REITs will bear not only his proportionate share of the expenses of the Fund , but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type, REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self- liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended, (the "1940 Act").


REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Corporation's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

SECURITIES LENDING

In order to generate additional income, a Fund may lend its securities to qualified broker-dealers or institutional investors, in an amount up to 33 1/3% of the total assets taken at market value, pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.


3. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in REIT's , commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").


5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Directors.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing, provided, such Fund may segregate assets without limit in order to comply with the SEC's position regarding the asset segregation requirements of
         Section 18 of the 1940 Act.

2.       Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Each Fund may not enter into a futures contract or options transaction if the Fund's total outstanding obligations resulting from such futures contract or option transaction would exceed 10% of the Fund's total assets, and will maintain assets sufficient to meet its obligations under such contracts or transactions with the Fund's custodian or will otherwise comply with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

THE ADVISER

The Corporation and Robert Fleming, Inc. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Directors of the Corporation or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Corporation.

Although not required to do so, the Adviser has agreed to waive its advisory fee or reimburse expenses to each Fund to the extent necessary so that the ratio of total operating expenses to average net assets will not exceed 1.25% and 1.35% for the Fleming Fund and the Fledgling Fund, respectively. In subsequent years, overall Fund operating expenses will not fall below the applicable percentage limitation until the Adviser has been fully reimbursed for fees forgone and expenses paid. Any reductions made by the Adviser in its fees or payments or reimbursement of expenses which are a Fund's obligation are subject to reimbursement by the Fund. The Adviser believes that it is likely that the Funds will be of a sufficient size to permit the reimbursement of any such reductions or payments. However, there is no assurance that any such reimbursements will be made.

Reimbursement is contingent upon the Adviser's determination that it will seek reimbursement from the Fund. In addition, the Board of Directors must approve any requested reimbursement. Further, any expenses which cannot be recouped within three years will never be reimbursed by the Fund. In other words, any unrecouped amount after the three year period would not require payment either on liquidation of the Fund or termination of the Advisory Agreement. For the periods from November 13, 1997 through September 30, 1998 and November 14, 1997 through September 30, 1998, the Advisory fees for the Fleming and Fleming Fledgling Funds were $18,183 and $10,621, respectively, and the Adviser reimbursed/waived other expenses, including Advisory fees, totaling $131,012 and $134,932, respectively.

Year 2000 Disclosure Statement


The Funds and their service providers depend upon the smooth functioning of their computer systems. Unfortunately, because of the way dates are encoded and calculated, many computer systems in use today cannot recognize the year 2000, but revert to 1900 or another incorrect date. Computer failures due to the year 2000 problem could negatively impact the handling of securities trades and pricing and account services.


The Funds' software vendors and service providers have assured the Funds that their systems will be adapted in sufficient time to avoid serious problems. There can be no guarantee, however, that all of their computer systems will be adapted in time. The Funds do not expect year 2000 conversion costs to be substantial for the Funds because those costs are borne by the Funds' vendors and service providers and not directly by the Funds.

Brokers and other intermediaries that hold shareholder accounts may still experience incompatibility problems. It is also important to keep in mind that year 2000 issues may negatively impact the companies in which the Funds invest and, by extension, the value of those companies' shares held by the Funds. The Funds are monitoring the year 2000 compliance status of their service providers and will take appropriate action should it appear that a service provider may fail to adequately adapt its systems in a timely manner.


THE ADMINISTRATOR

Investment Company Administration LLC (the "Administrator") and the Corporation are parties to an administration agreement (the "Administration Agreement"). Pursuant to the Administration Agreement, the Administrator supervises the overall administration of the Corporation, including, among other responsibilities, the preparation and filing of all documents required by the Corporation or the Funds with applicable laws and regulations, arranging for the maintenance of books and records of the Corporation and the Funds, and supervision of other organizations that provide services to the Corporation and the Funds. Under the terms of the Administration Agreement, each Fund will pay the Administrator an annual fee of 0.10% of the first $200 million of average daily net assets, 0.05% of the next $300 million, and 0.03% of assets over $500 million, payable monthly and subject to an annual minimum of $40,000. For the periods from November 13, 1997 through September 30, 1998 and November 14, 1997 through September 30, 1998, the Administrator received fees of $35,288 and $35,178, from the Fleming and Fleming Fledgling Funds, respectively.

THE DISTRIBUTOR

First Fund Distributors, Inc. (the "Distributor"), a Delaware corporation, and the Corporation are parties to a distribution agreement (the "Distribution Agreement"). The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement, or by a majority vote of the outstanding securities of the Corporation upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

DIRECTORS AND OFFICERS OF THE CORPORATION

The management and affairs of the Corporation are supervised by the Directors under the laws of the State of Maryland. The Directors and Executive Officers of the Corporation and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Corporation pays the fees for unaffiliated Directors.

The Directors and Executive Officers of the Corporation, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Director and each Executive Officer is 320 Park Avenue, New York, New York 10022.

*Jonathan K.L. Simon (Born 1/13/59) - Chairman of the Board of Directors and President - A Director of Robert Fleming, Inc. from 1991 to the present.

*Christopher M.V. Jones (Born 11/3/60) - Director and Vice President - A Director of Robert Fleming, Inc. from 1991 to the present.

Robert E. Marks (Born 1/12/52) - Director - President of Marks Ventures from 1995 to the present. Managing Director of Carl Marks & Co. from 1992 to 1995.

Michael A. Petrino (Born 1/26/46) - Director - Investment Manager at Calport Asset Management since 1991.

Dominic S. Solly (Born 5/21/52) - Director - Teacher for the New York City Board of Education since 1996. Consultant for Kleinwort Benson Ltd. (investment adviser) in 1996. Investment banker with Kleinwort Benson Ltd. from 1976 to 1994.


Arthur A. Levy (Born 11/4/42) - Treasurer - Director of Robert Fleming, Inc. from 1985 to the present. Vice Chairman of Robert Fleming, Inc. since 1989 and President of Robert Fleming, Inc., since April of 1998.


Eric M. Banhazl (Born 8/5/57) - Assistant Treasurer - 2020 E. Financial Way, Suite 100 , Glendora, California 91741. Senior Vice President of The Wadsworth Group, Senior Vice President of Investment Company Administration LLC and Vice President of First Fund Distributors, Inc. since 1990.

Rita Dam (Born 7/2/66) - Assistant Treasurer - 2020 E. Financial Way, Suite 100 , Glendora, California 91741. Vice President of Investment Company Administration LLC . Employed by The Wadsworth Group since 1994. Member of PricewaterhouseCoopers LLP from 1989 to 1994.

Clarissa Moore (Born 2/4/60) - Secretary - Director of Fleming Capital Management (a division of Robert Fleming, Inc.) from 1996 to the present. Registered representative of Seligman Financial Services, Inc. and Vice President of Seligman Henderson Co. from 1994 to 1996. From 1991 to 1994, Ms. Moore was Vice President and Principal of Calport Asset Management, and from 1993 to 1994, Ms. Moore was a registered representative of Laffer Advisors, Inc.


Steven J. Paggioli (Born 4/3/50) - Assistant Secretary - 479 West 22nd Street, New York, New York 10011. Executive Vice President, The Wadsworth Group since 1986. Executive Vice President of Investment Company Administration LLC , and Vice President of First Fund Distributors, Inc. since 1986.


Dorothy Cali (Born 5/29/41) - Assistant Secretary - 479 West 22nd Street, New York, New York 10001. Vice President of The Wadsworth Group. Employed by The Wadsworth Group since 1986.

* interested persons


The following compensation was paid to each of the following Directors for the fiscal year ended September 30, 1998. No other compensation or retirement benefits were received by any Director or officer from the Registrant or other registered investment company in the Corporation.

Name of Director                    Total Compensation
----------------                    ------------------
Robert E. Marks                     $5,000(1)
Michael A. Petrino                  $5,000(1)
Dominic S. Solly                    $5,000(1)

(1) Compensation was paid by the Corporation.

Control Persons and Share Ownership

As of November 16, 1998, to the knowledge of the Funds, the following shareholders owned of record 5% or more of the outstanding shares of the respective Funds indicated:

                                                      Number           Percent
                           Name and Address of        Of Shares        Of
Name of Fund               Record Owner               Owned            Shares
------------               ------------               ---------        -------

Fleming Fund               Robert Fleming, Inc.       155,900.524      57.41%
                           320 Park Avenue
                           New York, NY  10022

Fleming Fund               Vincenzo Vigna             25,140.343       9.26%
                           P. O. Box 1462
                           Charlestown, RI  02813

Fleming Fledgling Fund     Robert Fleming, Inc.       105,421.42       85.51%
                           320 Park Avenue
                           New York, NY  10022

The persons listed above as owning 25% or more of the outstanding shares of each Fund may be presumed to "control" (as that term is defined in the 1940 Act) such Funds. As a result, those persons would have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of shareholders of such Funds.


As of November 16, 1998, the Trustees and officers of the Corporation, as a group, owned 5.72% of the outstanding shares of the Fleming Fund and owned 1.82% of the outstanding shares of the Fleming Fledgling Fund.


COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Corporation may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund refers to the average compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES


Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.


It is currently the Corporation's policy to pay all redemptions in cash. The Corporation retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. The Corporation has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that the economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Corporation reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Corporation also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund may be valued by an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Corporation under the general supervision of the Directors.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.


In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

STATE TAXES

No Fund is liable for any income or franchise tax in Maryland if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Fund.

It is expected that the Funds may execute brokerage or other agency transactions through Robert Fleming Inc. or its affiliates, (each an "affiliated broker") each of which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, an affiliated broker is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Corporation and the affiliated broker expressly permitting the affiliated broker to receive and retain such compensation. These rules further require that commissions paid to the affiliated broker by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Directors, including those who are not "interested persons" of the Corporation, have adopted procedures for evaluating the reasonableness of commissions paid to the affiliated brokers and will review these procedures periodically.

Because no Fund markets its shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Adviser serves as investment adviser to other clients and investment vehicles which may invest in securities of the same issuers as those in which the Funds invest. The Adviser also may invest for its own account and for the accounts of its affiliates. Certain of the Adviser's activities may cause it to come into possession of material, nonpublic information ("inside information") about an issuer. When the Adviser is in possession of inside information about an issuer, the Adviser may be unable to cause the Funds to purchase or sell securities of that issuer until the information is released to the public or is no longer material. As a result, the Funds may be unable to purchase certain suitable securities, or sell certain securities that it already owns, at the most opportune time. In particular, a Fund's inability to sell a security that it already owns may require the Fund to treat the security as an illiquid security and may have a negative effect on the Fund's valuation of the security. Should the Fund already own a significant amount of illiquid securities, it could be forced to sell other illiquid securities at inopportune times and at prices below what could theoretically be realized in order to comply with the Fund's 15% limit on holding illiquid securities.

For the periods ended September 30, 1998, brokerage commissions paid by the Fleming and Fleming Fledgling Funds' totaled $10,563 and $1,878, respectively.

DESCRIPTION OF SHARES

The Articles of Incorporation authorizes the issuance of an unlimited number of series and shares of each series. Each share of a series represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series.
Shareholders have no preemptive rights. All consideration received by the Corporation for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

A Director may be removed by Shareholders at a special meeting called upon written request of 25% of Shareholders entitled to cast votes at the meeting. If such a meeting is requested, the Corporation will provide appropriate assistance and information to the Shareholders requesting the meeting to the extent required by law.

LIMITATION OF DIRECTORS' LIABILITY

The Articles of Incorporation provides that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provides that the Corporation will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Corporation to the fullest extent permitted by law. However, nothing in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

FINANCIAL INFORMATION


The financial statements as of and for the period ended September 30, 1998 have been audited by Ernst & Young LLP, independent auditors, as indicated in their report dated November 6, 1998 with respect thereto, and are contained in the Annual Report to Shareholders which is incorporated herein by reference to the Annual Report.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating by IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

As filed with the Securities and Exchange Commission on November 24, 1998
                                                      Registration No: 333-25803
                                                              File No: 811-08189
================================================================================







              ----------------------------------------------------

                                     PART C

                                       of
                                    Form N-1A
                             Registration Statement

                     Fleming Capital Mutual Fund Group, Inc.

                                  Fleming Fund
                             Fleming Fledgling Fund


               ---------------------------------------------------








================================================================================

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------


Item 24.          Financial Statements and Exhibits
         (a)      Financial Statements:

                  (1) Schedules of Investments as of September 30, 1998, Statements of Assets and Liabilities as of September 30, 1998, Statements of Operations for the period November 13, 1997 (commencement of operations of the Fleming Fund) to September 30, 1998 and for the period November 14, 1997 (commencement of operations of the Fleming Fledgling Fund) to September 30, 1998, Financial Highlights for the Period from November 13, 1997 (commencement of operations for the Fleming
                           Fund) to September 30, 1998 and for the Period November 14, 1997 (commencement of operations for the Fleming Fledgling Fund), Independent Auditor's Report dated as of November 6, 1998, and Notes to Financial Statements for the Fleming Capital Mutual Fund Group, Inc. are incorporated in Part B by reference to Registrant's Annual Report to Shareholders for the fiscal year ended September 30, 1998.

         (b)      Exhibits:

                  (1)      (a)      Agreement and Declaration of Trust.(1)
                           (b)      Articles of Incorporation of Trust.(2)
                           (c)      Articles of Merger of Trust.(2)

                  (2)      (a)      By-Laws.(1)
                           (b)      By-Laws.(2)

                  (3)      Voting Trust Agreement - Not applicable

                  (4)      Specimen Share Certificate - Not applicable.

                  (5)      Investment Advisory Agreement.(3)

                  (6)      Distribution Agreement.(3)

                  (7)      Benefit Plan(s) - Not applicable.

                  (8)      Custodian Agreement.(3)

                  (9)      a.) Administration Agreement.(3)
                           b.) Transfer Agent Agreement.(3)
                           c.) Account Services Agreement.(3)

                  (10) Opinion and Consent of Counsel as to legality of Shares.(2)

                  (11) Opinion and Consent of Independent Auditors. - filed herewith

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (16)     Performance Computation.(3)

                  (17)     Power of Attorney.(3)

                  (27)     Financial Data Schedule. - filed herewith
----------
1 Incorporated by reference to the Form N-1A Registration Statement filed on April 24, 1997.

2 Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on September 30, 1997.

3 Incorporated by reference to Post-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on April 30, 1998.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

                  As of September 30, 1998 there were 25 shareholders in the Fleming Fund and 10 shareholders in the Fleming Fledgling Fund.

ITEM 27. INDEMNIFICATION

                  Article  VIII  of the  Articles  of  Incorporation,  filed  as
Exhibit 1(b) to the Registration Statement, is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Diretor, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  Information about Fleming Capital Mutual Fund group, Inc. is set forth in Part B under "Management of the Funds."

ITEM 29. PRINCIPAL UNDERWRITER

         (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

                           Advisors Series Trust
                                --     Allegiance Fund
                                --     Avatar Advantage Balanced Fund
                                --     Avatar Advantage Equity Allocation
                                --     Avatar Advantage Int'l Equity Fund
                                --     Chase Growth Fund
                                --     Edgar Lomax Value Fund
                                --     Information Tech 100 Fund
                                --     Kaminski Poland Fund
                                --     Liberty Freedom Fund - Class A
                                --     Liberty Freedom Fund - Class I
                                --     The Al Frank Fund
                                --     The Rockhaven Fund
                                --     The Rockhaven Premier Dividend Fund
                                --     Van Deventer & Hoch Amer. Val. Fund
                           Brandes Investment Funds
                           Guinness Flight Investment Funds
                           Fleming Capital Mutual Fund Group, Inc.
                           Fremont Mutual Funds, Inc.
                           Kayne Anderson Mutual Funds
                           Jurika & Voyles Fund Group
                           Masters Select Investment Trust
                           O'Shaughnessy Funds, Inc.
                           PIC Investment Trust
                           Professionally Managed Portfolios -
                                --     Academy Value Fund
                                --     Avondale Hester Total Return Fund
                                --     Boston Balanced Fund
                                --     Harris, Bretall, Sullivan & Smith Funds
                                --     Leonetti Balanced Fund
                                --     Lighthouse Contrarian Fund
                                --     Osterweis Fund
                                --     Perkins Discovery Fund
                                --     Perkins Opportunity Fund
                                --     PGP Korea Growth Fund
                                --     ProConscience Womens Equity Fund
                                --     Pzena Focused Value Fund
                                --     RCB Funds
                                --     Titan Financial Services Fund
                                --     Trent Equity Fund
                                --     U.S. Global Leaders Growth Fund
                           The Purisima Funds
                           Rainier Investment Management Mutual Funds
                           RNC Mutual Fund Group, Inc.

         (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:

NAME AND PRINCIPAL      POSITION AND OFFICES WITH         POSITIONS AND OFFICES
BUSINESS ADDRESS*       FIRST FUND DISTRIBUTORS, INC.        WITH REGISTRANT
-----------------       -----------------------------        ---------------

Robert H. Wadsworth     President and Treasurer                    N/A

Steven J. Paggioli      Vice President and Secretary       Assistant Secretary

Eric M. Banhazl         Vice President                     Assistant Treasurer


* The principal business address of persons and entities listed is 4455 East Camelback Road, Suite 261E, Phoenix, AZ 85018.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


         Books or other documents  required to be maintained by Section 31(a) of
         the  Investment   Company  Act  of  1940,  and  the  rules  promulgated
         thereunder, are maintained as follows:

                  (a) With respect to Rules  31a-1(a);  31a-1(b)(1);  (2)(i) and
                  (ii);  (3); (6); (8); (12);  and 31a-1(d),  the required books and records will be maintained at the offices of  Registrant's
                  Custodian:

                         Star Bank, N.A.
                         425 Walnut Street
                         Cincinnati, OH  45202

                  (b) With  respect to Rules  31a-1(a);  31a-1(b);  (2)(iii) and
                  (4), the required books and records are maintained at the offices of Registrant's Administrator:

                         Investment Company Administration LLC
                         2020 E. Financial Way
                         Suite 100
                         Glendora, CA  91741

                  (c) With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and
                  (11)  and  31a-1(f),   the  required  books  and  records  are
                  maintained  at  the  principal  offices  of  the  Registrant's
                  Adviser:

                         Robert Fleming, Inc.
                         320 Park Avenue
                         New York, NY  10022

                  (d) With respect to Rules  31a-1(b)(iv)  and (8), the required
                  books  and   records   are   maintained   at  the  offices  of
                  Registrant's Transfer Agent and Accounting Services Agent:

                         Countrywide Fund Services, Inc.
                         312 Walnut Street
                         21st Floor
                         Cincinnati, Ohio 45202

                  (e) With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant's Principal Underwriter:

                         First Fund Distributors, Inc.
                         4455 E. Camelback Road
                         Suite 261E
                         Phoenix, AZ 85018

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 32. UNDERTAKINGS

                  (a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 24th day of November, 1998.


                                        Fleming Capital Mutual Fund Group, Inc.



                                        By: /s/ Jonathan K. L. Simon
                                            -----------------------------
                                            Jonathan K. L. Simon
                                            President
Attest:

/s/ Arthur A. Levy
-----------------------------
Arthur A. Levy, Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.


/s/ Jonathan K. L. Simon         President and Chairman        November 24, 1998
---------------------------      of the Board
Jonathan K. L. Simon

/s/ Christopher M. V. Jones      Vice President                November 24, 1998
---------------------------      Director
Christopher M. V. Jones

/s/ Robert E. Marks*             Director                      November 24, 1998
---------------------------
Robert E. Marks

/s/ Michael A. Petrino*          Director                      November 24, 1998
---------------------------
Michael A. Petrino

/s/ Dominic S. Solly*            Director                      November 24, 1998
---------------------------
Dominic S. Solly

/s/ Arthur A. Levy               Treasurer                     November 24, 1998
---------------------------      (Chief Financial Officer)
Arthur A. Levy



* By:    /s/ Larry A. Kimmel
         ------------------------------
         Larry A. Kimmel, pursuant
         to a Power of Attorney as filed
         with post-effective Amendment No. 1

                                                             File Nos. 333-25803
                                                                       811-08189
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                            -------------------------



                                    EXHIBITS

                                       to

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940


                            -------------------------


                     Fleming Capital Mutual Fund Group, Inc.
             (Exact Name of Registrant as Specified in its Charter)



================================================================================

                                Exhibit(s) Index


EXHIBIT NO.                          DOCUMENT
-----------                          --------

  (11)              Consent of Independent Public Accountants
  (27)              Financial Data Schedules